Intangible Assets - Changes in Cost, Accumulated Amortization and Impairment Losses, and Carrying Amounts of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	¥ 778,192
Ending balance	741,514	¥ 778,192
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,358,041	1,378,142
Additions	15,234	10,761
Internally developed	146,386	138,265
Sales or disposal	(153,089)	(163,732)
Exchange differences on translating foreign operations	(4,010)	(4,712)
Other	(966)	(683)
Ending balance	1,361,596	1,358,041
Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(579,849)	(553,203)
Amortization	(195,944)	(189,214)
Sales or disposal	151,304	162,449
Exchange differences on translating foreign operations	3,747	1,117
Other	660	(998)
Ending balance	(620,082)	(579,849)
Capitalized development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	619,004
Ending balance	598,521	619,004
Capitalized development costs [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	977,134	987,654
Internally developed	132,800	121,037
Sales or disposal	(137,637)	(131,529)
Exchange differences on translating foreign operations	667	127
Other		(155)
Ending balance	972,964	977,134
Capitalized development costs [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(358,130)	(337,112)
Amortization	(153,922)	(152,548)
Sales or disposal	137,637	131,529
Exchange differences on translating foreign operations	(28)	2
Other		(1)
Ending balance	(374,443)	(358,130)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	135,133
Ending balance	118,475	135,133
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	347,045	353,553
Additions	12,765	8,712
Internally developed	13,586	17,228
Sales or disposal	(13,757)	(30,342)
Exchange differences on translating foreign operations	(4,388)	(3,693)
Other	(88)	1,587
Ending balance	355,163	347,045
Software [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(211,912)	(203,499)
Amortization	(40,663)	(36,515)
Sales or disposal	12,610	29,029
Exchange differences on translating foreign operations	3,423	1,579
Other	(146)	(2,506)
Ending balance	(236,688)	(211,912)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	24,055
Ending balance	24,518	24,055
Other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	33,862	36,935
Additions	2,469	2,049
Sales or disposal	(1,695)	(1,861)
Exchange differences on translating foreign operations	(289)	(1,146)
Other	(878)	(2,115)
Ending balance	33,469	33,862
Other [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(9,807)	(12,592)
Amortization	(1,359)	(151)
Sales or disposal	1,057	1,891
Exchange differences on translating foreign operations	352	(464)
Other	806	1,509
Ending balance	¥ (8,951)	¥ (9,807)